Cover	Nov. 30, 2021
Cover [Abstract]
Entity Registrant Name	THE HEALING COMPANY INC.
Entity Central Index Key	0001441082
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 30, 2021
Entity File Number	333-152805
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-2862618
Entity Address Address Line 1	711 S. Carson Street
Entity Address Address Line 2	Suite 4
Entity Address City Or Town	Carson City
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89701
City Area Code	905
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	430-6433
Security 12b Title	Common Shares
Trading Symbol	THCC